Leases (Details)		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 08, 2024	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 07, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2024	Oct. 06, 2023	Jun. 06, 2022
Leases [Line Items]
Number of lease					2	2
Lease cost		$ 128,000	$ 49,000	$ 260,000	$ 85,000		$ 95,000
Incremental borrowing rate										8.00%
Right-of-use assets		2,120,000			2,212,000	$ 2,212,000	$ 784,000
Measurement Building Lease [Member]
Leases [Line Items]
Original lease term										60 months
Roney St. Lease [Member]
Leases [Line Items]
Original lease term									62 months
Lease liabilities		2,092,000			2,155,000	2,155,000
Right-of-use assets		$ 1,974,000			$ 2,059,000	$ 2,059,000
Lease termination		50 months			50 months	50 months
Land [Member]
Leases [Line Items]
Original lease term	60 months
Right-of-use assets					$ 153,000	$ 153,000
Lease payment						$ 1
Consecutive periods	3
Renewal periods	10 years
Atlas Tower Lease [Member]
Leases [Line Items]
Original lease term								68 months
Lease termination		44 months